BENEFITS TO EMPLOYEES - Reconciliation of the liabilities of the pension plans and other benefits (Details) - Health and life insurance plans - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Balance Sheet
Present value of actuarial obligations partially or totally hedged	R$ 255,180	R$ 245,457
Net Liabilities / (Assets)	255,180	245,457
Income Statement
Actuarial expense / (revenue) recognized in the year	R$ 21,498	R$ 19,681